Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 198,256	$ 13,248
Accounts receivable, net of allowance of $4,918 and $824 as of December 31, 2021 and 2020, respectively		5,512	5,914
Other current assets		9,562	1,515
Total current assets		213,330	20,677
Property and equipment, net		624	175
Deferred issuance cost		0	692
Intangible assets, net		3,436	5,195
Goodwill		6,134	6,134
Other long-term assets		82
Total assets		223,606	32,873
CURRENT LIABILITIES:
Accounts payable		7,429	7,901
Deferred revenues		7,186	5,172
Accrued expenses and other current liabilities		12,562	7,416
Total current liabilities		27,177	20,489
Warrant liabilities		4,070
Other long-term liabilities		86
Total liabilities		31,333	20,489
Commitments and contingencies (note 9)
CONVERTIBLE PREFERRED STOCK:
Convertible preferred stock (Series Seed, Seed-1, Seed-2, A, B, C and D) of $0.0001 par value — Authorized: 0 and 95,709,146 shares at December 31, 2021 and 2020, respectively; Issued and outstanding: 0 and 94,582,550 shares at December 31, 2021 and 2020, respectively (1)	[1]	0	111,282
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock of 0.0001 par value - Authorized: 1,000,000,000 and 129,397,278 shares at December 31, 2021 and 2020, respectively; Issued and outstanding: 152,862,447 and 13,413,431 shares at December 31, 2021 and 2020, respectively (1)	[1]	15	1
Additional paid-in capital (1)	[1]	363,788	9,889
Accumulated deficit		(171,530)	(108,788)
Total stockholders' equity (deficit)		192,273	(98,898)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)		$ 223,606	$ 32,873

[1]	Prior period results have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.